UNAUDITED CONDENSED STATEMENT OF CASH FLOWS - USD ($)	3 Months Ended		6 Months Ended
	Jun. 30, 2021	Dec. 31, 2020	Jun. 30, 2021
Cash Flows from Operating Activities:
Net income		$ (11,799,629)	$ 18,038,986
Adjustments to reconcile net income to net cash used in operating activities:
Change in fair value of derivative warrant liabilities	$ 1,387,420	10,659,080	(19,742,760)
Gain on marketable securities, dividends and interest held in Trust Account	(10,325)	(20,525)	(69,884)
Changes in operating assets and liabilities:
Prepaid expenses		(651,605)	198,529
Accounts payable		961	103,406
Accrued expenses		5,560	803,124
Net cash used in operating activities		(680,088)	(668,599)
Net decrease in cash		1,674,650	(668,599)
Cash - beginning of the period			1,674,650
Cash - end of the period	$ 1,006,051	1,674,650	1,006,051
Supplemental disclosure of noncash financing activities:
Offering costs included in accrued offering costs		410,000
Initial classification of common stock subject to possible redemption		362,617,170
Change in value of Class A ordinary shares subject to possible redemption		$ (6,709,200)	$ 18,038,990